Non-operating income - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	May 19, 2020	Apr. 24, 2020
Disclosure of detailed information about borrowings [line items]
Financial income	$ 18,308	$ 15
Foreign exchange gain (loss)	81	394
Net loss	(16,661)	(51,527)
Overland ADCT BioPharma
Disclosure of detailed information about borrowings [line items]
Net loss	$ 4,749	$ 1,074
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 65,000	$ 65,000
Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Borrowings				50,000
Borrowings, maximum borrowing capacity				$ 50,000